Income Taxes (Details) - Schedule of Benefit from Income Taxes Differs from the Amount Expected by Applying the Statutory Tax Rate	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Schedule of Benefit from Income Taxes Differs from the Amount Expected by Applying the Statutory Tax Rate [Abstract]
Statutory tax rate (benefit)	(34.60%)	(34.60%)	(34.60%)
Change in valuation allowance	38.40%	37.90%	36.80%
Deferred offering costs	(3.50%)	(3.40%)	(2.30%)
Others	(0.30%)	0.10%	0.10%
Effective income tax rate	0.00%	0.00%	0.00%